Land Use Rights - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Real Estate [Abstract]
Land use rights	$ 5,178	$ 5,497
Less: accumulated amortization	(1,201)	(1,089)
Exchange differences	(71)	(146)
Land use rights, net	$ 3,906	$ 4,262